Financial instruments - Summary of Fair Values by Fair Value Hierarchy Level of Certain Financial Instruments that are Measured at Amortized Cost (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2022
Debt securities
Total assets	¥ 34,107,490	¥ 31,154,095	¥ 29,651,955
Liabilities
Long-term debt including the current portion	2,275,828	1,955,638
Total liabilities	26,351,385	24,496,945	¥ 23,945,373
Financial liabilities at amortised cost, category [member] | At fair value [member]
Liabilities
Long-term debt including the current portion	1,685,275	1,410,921
Investment contract liabilities	59,578	55,523
Total liabilities	1,744,853	1,466,444
Financial liabilities at amortised cost, category [member] | Carrying amount [member]
Liabilities
Long-term debt including the current portion	1,704,102	1,423,392
Investment contract liabilities	60,392	55,779
Total liabilities	1,764,494	1,479,171
Financial liabilities at amortised cost, category [member] | Level 2 [Member] | At fair value [member]
Liabilities
Long-term debt including the current portion	1,606,340	1,343,077
Investment contract liabilities	59,578	55,523
Total liabilities	1,665,918	1,398,600
Financial liabilities at amortised cost, category [member] | Level 3 [Member] | At fair value [member]
Liabilities
Long-term debt including the current portion	78,935	67,844
Total liabilities	78,935	67,844
Financial assets at amortised cost, category [member] | At fair value [member]
Assets
Housing Loans in the Banking Business	3,634,011	3,184,060
Debt securities
Total assets	4,030,179	3,514,241
Financial assets at amortised cost, category [member] | Carrying amount [member]
Assets
Housing Loans in the Banking Business	3,574,468	3,129,393
Debt securities
Total assets	3,970,949	3,466,767
Financial assets at amortised cost, category [member] | Level 2 [Member] | At fair value [member]
Debt securities
Total assets	13,411	4,855
Financial assets at amortised cost, category [member] | Level 3 [Member] | At fair value [member]
Assets
Housing Loans in the Banking Business	3,634,011	3,184,060
Debt securities
Total assets	4,016,768	3,509,386
Financial assets at amortised cost, category [member] | Japanese Corporate Bonds [Member] | At fair value [member]
Debt securities
Debt instruments held	9,957
Financial assets at amortised cost, category [member] | Japanese Corporate Bonds [Member] | Carrying amount [member]
Debt securities
Debt instruments held	9,950
Financial assets at amortised cost, category [member] | Japanese Corporate Bonds [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held	9,957
Financial assets at amortised cost, category [member] | Foreign Corporate Bonds [Member] | At fair value [member]
Debt securities
Debt instruments held	3,413	4,814
Financial assets at amortised cost, category [member] | Foreign Corporate Bonds [Member] | Carrying amount [member]
Debt securities
Debt instruments held	3,386	4,796
Financial assets at amortised cost, category [member] | Foreign Corporate Bonds [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held	3,413	4,814
Financial assets at amortised cost, category [member] | Securitized Products [Member] | At fair value [member]
Debt securities
Debt instruments held	378,389	324,153
Financial assets at amortised cost, category [member] | Securitized Products [Member] | Carrying amount [member]
Debt securities
Debt instruments held	378,736	331,354
Financial assets at amortised cost, category [member] | Securitized Products [Member] | Level 3 [Member] | At fair value [member]
Debt securities
Debt instruments held	378,389	324,153
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | At fair value [member]
Debt securities
Debt instruments held	4,409	1,214
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | Carrying amount [member]
Debt securities
Debt instruments held	4,409	1,224
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | Level 2 [Member] | At fair value [member]
Debt securities
Debt instruments held	41	41
Financial assets at amortised cost, category [member] | Other Debt Securities [Member] | Level 3 [Member] | At fair value [member]
Debt securities
Debt instruments held	¥ 4,368	¥ 1,173